Note 8 - Business Combinations - Assets Acquired and Liabilities Assumed (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 10, 2021	Apr. 07, 2021
Goodwill	$ 1,125,101	$ 1,125,101
Technology-Based Intangible Assets [Member]
Useful life (Year)		5 years
Customer Relationships [Member]
Useful life (Year)	8 years	6 years 4 months 24 days	8 years
Noncompete Agreements [Member]
Useful life (Year)	3 years	3 years	3 years
Gray Matters [Member]
Cash					$ 20,235
Fixed assets					8,902
Goodwill		$ 0		$ 6,460,168	4,560,099
Total assets acquired					11,349,236
Current liabilities					(344,136)
Net assets acquired					$ 11,005,100
Gray Matters [Member] | Technology-Based Intangible Assets [Member]
Useful life (Year)					5 years
Finite-Lived Intangibles					$ 2,900,000
Gray Matters [Member] | Customer Relationships [Member]
Useful life (Year)					6 years
Finite-Lived Intangibles					$ 3,860,000
Tellenger, Inc. [Member]
Cash						$ 81,473
Goodwill				$ 1,125,101		785,000
Total assets acquired						2,974,282
Current liabilities						(458,925)
Net assets acquired						2,515,357
Accounts receivable						611,471
Other current assets						6,338
Tellenger, Inc. [Member] | Trade Names [Member]
Trade names						$ 280,000
Tellenger, Inc. [Member] | Customer Relationships [Member]
Useful life (Year)						8 years
Finite-Lived Intangibles						$ 1,090,000
Tellenger, Inc. [Member] | Noncompete Agreements [Member]
Useful life (Year)						3 years
Finite-Lived Intangibles						$ 120,000